Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Entity File Number	001-39977
Entity Registrant Name	Baosheng Media Group Holdings Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	East Floor 5
Entity Address, Address Line Two	Building No. 8, Xishanhui
Entity Address, Address Line Three	Shijingshan District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100041
Entity Address, Country	CN
Title of 12(b) Security	Ordinary Shares, par value $0.0096 per share
Trading Symbol	BAOS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
Entity Common Stock, Shares Outstanding	1,534,487
Entity Central Index Key	0001811216
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	YCM CPA, Inc.
Auditor Location	Irvine, California
Auditor Firm ID	6781
Business Contact
Document and Entity Information
Contact Personnel Name	Shasha Mi,
Entity Address, Address Line One	East Floor 5
Entity Address, Address Line Two	Building No. 8, Xishanhui
Entity Address, Address Line Three	Shijingshan District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100041
Entity Address, Country	CN
City Area Code	86
Local Phone Number	010-82088021